Label	Element	Value
KFA Global Carbon ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KFA Global Carbon ETF (the “Fund”)
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

KRANE SHARES TRUST

KFA Global Carbon ETF (the “Fund”)

Supplement dated March 19, 2021 to the currently effective Summary Prospectus, Statutory
Prospectus, and Statement of Additional Information as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated April 30, 2020, amended July 30, 2020.

The Fund’s name has changed from the KFA Global Carbon ETF to the KraneShares Global Carbon ETF. Accordingly, all references to the KFA Global Carbon ETF in the Prospectus and Statement of Additional Information are replaced with KraneShares Global Carbon ETF.

Supplement Closing [Text Block]	ck0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.